Document and Entity Information	Sep. 15, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40201
Entity Registrant Name	ROSS ACQUISITION CORP II
Entity Central Index Key	0001841610
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	95-1578557
Entity Address, Address Line One	1 Pelican Lane
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	655-2615
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Trading Symbol	ROSS.U
Security Exchange Name	NYSE
Class A ordinary shares, $0.0001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	ROSS
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	ROSS.WS
Security Exchange Name	NYSE